CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 7,837	$ 3,325	$ 18,398
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance for doubtful accounts	343	5,153	477
Loss on disposals of property, plant and equipment	4,788	103	37
Depreciation	13,670	6,850	4,400
Change in fair value of foreign currency forward contract	(3)	18	(28)
Amortization of intangible assets	10,434	6,058	2,677
Amortization of land use right	509	71
Impairment of trademarks and trade names		5,515
Impairment of assets held for sale	266
Gains on disposal of variable interest entity	(305)
Earnings in equity method investment	(68)	(23)
Non-cash interest income			(34)
Share-based compensation expenses	22,858	11,064	5,656
Change in fair value of contingent consideration	(1,164)	(659)	1,824
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable	(12,635)	(12,278)	(12,405)
Prepaid expenses and other current assets	(3,085)	(1,374)	(2,565)
Other assets	495	(697)	2,170
Accounts payable	2,742	(3,459)	216
Accrued merger related cost	(8,405)	8,465
Accrued privatization related cost	5,514
Accrued expenses and other payables	13,143	8,723	3,185
Income taxes payable	3,659	1,615	390
Other taxes payable	2,856	2,636	394
Deferred taxes	(2,617)	(4,781)	(469)
Net cash provided by operating activities	60,832	36,325	24,323
Cash flows from investing activities:
Purchase of term deposits		(1,908)	(75,283)
Maturity of term deposits	16,762		53,602
Purchase of short-term investment		(1,764)
Maturity of short-term investment	1,765
Purchase of property, plant and equipment	(9,414)	(5,600)	(7,691)
Purchase of building and property	(18,298)	(15,633)
Payment of success fee related to business acquisition			(450)
(Increase) decrease in restricted cash	5,048	(3,022)	(836)
Payments for business acquisitions (net of cash acquired of $457, $1,482 and nil in 2011, 2012 and 2013, respectively)	(3,921)	(9,554)	(7,716)
Cash received from merger with VanceInfo		31,717
Net cash used in investing activities	(8,058)	(5,764)	(38,374)
Cash flows from financing activities:
Repayment of short-term bank borrowings		(477)	(40,000)
Proceeds from issuance of common shares for share based compensation	4,414	1,988	5,291
Capital contribution from non-controlling interest			909
Deferred and contingent consideration paid for business acquisitions	(22,661)	(3,047)	(11,710)
Payment of principal amount under capital lease obligations			(136)
Repurchase of common shares	(30,000)
Net cash used in financing activities	(48,247)	(1,536)	(45,646)
Effect of exchange rate changes	277	833	3,660
Net (decrease) increase in cash and cash equivalents	4,804	29,858	(56,037)
Cash and cash equivalents at beginning of year	143,714	113,856	169,893
Cash and cash equivalents at end of year	148,518	143,714	113,856
Supplemental information on non-cash investing and financing activities:
Shares issuance for business acquisition	2,464	326,778
Payable for business acquisition	27,495	51,419	18,552
Payable for construction of building	5,120
Dividend distribution		1,181
Supplemental cash flow information:
Interest paid			69
Income taxes paid	$ 4,742	$ 4,278	$ 1,458